Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED EQUITY FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 05, 2014
Supplement [Text Block]	fef_SupplementTextBlock	Federated Managed Volatility Fund (the "Fund")

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

The Fund's investment objective is to provide total return while managing the Fund's annualized volatility. This objective may be changed by the Fund's Trustees without shareholder approval.

RISK/RETURN SUMMARY: FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class C Shares (C) and Institutional Shares (IS) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 21.

Shareholder Fees (fees paid directly from your investment)	A	C	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	0.00%[1]	0.75%	None
Other Expenses	0.84%	0.84%	0.59%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	1.62%	2.37%	1.37%
Fee Waivers and/or Expense Reimbursements[2]	0.57%	0.57%	0.57%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.05%	1.80%	0.80%

1The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (the "Trustees").

2The Co-Advisers and their affiliates on their own initiative have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, expenses allocated from affiliated partnerships, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.02%, 1.77% and 0.77% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) January 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Co-Advisers and their affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$706	$1,033	$1,383	$2,366
Expenses assuming no redemption	$706	$1,033	$1,383	$2,366
C:
Expenses assuming redemption	$340	$739	$1,265	$2,706
Expenses assuming no redemption	$240	$739	$1,265	$2,706
IS:
Expenses assuming redemption	$139	$434	$750	$1,646
Expenses assuming no redemption	$139	$434	$750	$1,646

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund's performance.

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

The Fund pursues its investment objective by investing in both equity and fixed-income securities that have total return potential, and overlaying a managed volatility strategy, as described below.

The Fund's Co-Advisers are Federated Global Investment Management Corp. ("Fed Global"), Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA) (collectively, the "Co-Advisers" and, in certain contexts, "Adviser"). FEMCOPA is primarily responsible for managing the equity portion of the Fund's portfolio, including equity securities and related derivative contracts. FIMCO is primarily responsible for managing the fixed-income portion of the Fund's portfolio, including fixed income securities and related derivative contracts. Fed Global and FEMCOPA work collaboratively and are primarily responsible for implementing a managed volatility strategy that involves managing the Fund's use of futures contracts to adjust the Fund's expected volatility to a target annualized volatility. Fed Global and FEMCOPA also are primarily responsible for determining the allocation of the Fund's portfolio between equity, fixed income and other investments. Each Co-Adviser also may from time to time consult and work collaboratively with, or be informed by the decisions of or information from, one or both of the other Co-Advisers in connection with making certain investment decisions in regards to the Fund's investment strategies and portfolio, in addition to various compliance, operational and administrative matters. While the Co-Advisers may work collaboratively in connection with the management of the Fund's portfolio as described above, under certain circumstances, such as, for example, when certain personnel at another Co-Adviser are not available, a Co-Adviser may make decisions or otherwise act independently from the other Co-Advisers.

Regarding the Fund's equity portfolio, FEMCOPA's process for selecting equity investments seeks to identify mature, mid- to large-cap value companies and securities with high dividend yields that are likely to maintain and increase their dividends. FEMCOPA seeks to reduce the downside risk and volatility of the Fund's portfolio and to purchase undervalued stocks that may significantly increase in price as the market recognizes the company's true value.

Regarding the Fund's fixed-income portfolio, FIMCO selects fixed-income investments that offer high current yields. FIMCO expects that these fixed-income investments will primarily be investment-grade debt issues, domestic noninvestment-grade debt securities (also known as "junk bonds" or "high-yield bonds") and foreign investment-grade and noninvestment-grade fixed-income securities, including emerging market debt securities. FIMCO continuously analyzes a variety of economic and market indicators, consider the expected performance and risks unique to these categories of fixed-income investments, and attempt to strategically allocate among the categories to achieve strong income across changing business cycles. FIMCO does not target an average maturity or duration for the Fund's portfolio and may invest in bonds of any maturity range. The Fund may buy or sell foreign currencies or foreign currency forwards in lieu of or in addition to non-dollar denominated fixed-income securities in order to hedge or increase or decrease its exposure to foreign interest rate and/or currency markets.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association ("Ginnie Mae"). Finally, the Fund may invest in a few government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.

Regarding the Fund's managed volatility strategy, Fed Global and FEMCOPA will use Standard & Poor's 500 (S&P 500) futures contracts (a type of derivative) to target an annualized volatility level for the Fund of approximately 10%. To implement this target volatility management strategy, Fed Global and FEMCOPA will monitor the forecasted annualized volatility of returns of the entire Fund portfolio, placing a greater weight on recent historical data. It is expected that Fed Global and FEMCOPA will take action to manage the Fund's volatility when the forecasted annualized volatility of the Fund's entire portfolio falls outside of a lower (8%) or an upper (12%) band. The Fund's strategy of managing volatility to a target range seeks to reduce the expected volatility of the Fund's entire portfolio in high volatility environments and to increase the expected volatility of the Fund's entire portfolio in low volatility environments. Fed Global and FEMCOPA believe that the managed volatility strategy may lead to enhanced returns for investors while dampening large swings in the volatility of the Fund's entire portfolio over time. To implement the Fund's managed volatility strategy, Fed Global and FEMCOPA will buy S&P 500 futures contracts (the "Long S&P 500 Futures Positions") in order to seek to raise the Fund's expected volatility level and sell S&P 500 futures contracts (the "Short S&P 500 Futures Positions") to hedge the Fund's entire portfolio and lower the Fund's expected volatility level. Under normal market conditions, Fed Global and FEMCOPA will seek to manage the Fund's investments in S&P 500 futures contracts (or other broad-based equity futures) such that:

  The notional value of the Long S&P 500 Futures Positions generally will not exceed 60% of the Fund's net asset value at any given time; and
  The notional value of the Short S&P 500 Futures Positions generally will not exceed 40% of the Fund's net asset value at any given time.

Due to these limitations, market conditions, or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher or lower than the target level. The volatility of the Fund is a statistical measurement of the frequency and level of changes in the Fund's returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings. The Fund will use Short S&P 500 Futures Positions to hedge the Fund's exposure to long equity positions. The Fund may also use other equity futures or interest rate futures for hedging purposes, and may use derivative contracts and/or hybrid instruments to implement other elements of its investment strategy as more fully described in the Fund's prospectus or SAI.

Regarding the composition of the Fund's portfolio, under normal conditions, it is anticipated that approximately 40% of the Fund's assets will be invested directly into equity securities and 60% of the Fund's assets will be invested in fixed-income securities and other investments. Fed Global and FEMCOPA may vary this allocation by +/- 10% for each asset class depending upon its economic and market outlook, as well as a result of favorable investment opportunities. The managed volatility strategy described in the previous paragraph may cause the Fund's effective exposure to the equity asset class to be greater or less than the level of its direct investments in equity securities. In addition to the other risks of investing in the Fund, the managed volatility strategy will also expose the Fund to leverage risk and the risks of investing in derivative contracts.

When selecting investments for the Fund, the Fund can invest in securities directly or in other investment companies, including, for example, funds advised by the Co-Advisers or their affiliates, such as the Emerging Markets Fixed Income Core Fund, a portfolio of Federated Core Trust II L.P., Federated Mortgage Core Portfolio and/or Federated High Yield Bond Portfolio, each a portfolio of Federated Core Trust (each portfolio an "Underlying Fund," and together the "Underlying Funds"). At times the Fund's investment in an Underlying Fund or Underlying Funds may be a substantial portion of the Fund's portfolio.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate.

What are the Main Risks of Investing in the Fund?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time. Information publicly available about a company whether from the company's financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company's shares in the market.
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise.
  Risk of Managed Volatility Strategy.. There can be no guarantee that the Fund will maintain its target annualized volatility. Furthermore, while the volatility management portion of the strategy seeks enhanced returns with more consistent volatility levels over time, attaining and maintaining the target volatility does not ensure that the Fund will deliver enhanced returns. The Fund's managed volatility strategy may expose the Fund to losses (some of which may be sudden) that it would not have otherwise been exposed if the Fund's investment program consisted only of holding securities directly. For example, the value of the Long S&P 500 Futures Positions (which generally will be up to 60% of the Fund's net asset value) may decline in value due to a decline in the level of the S&P 500, while the value of the Short S&P 500 Futures Position (which generally will be up to 40% of the Fund's net asset value) may decline in value due to an increase in the level of the S&P 500.
  The Fund will use Short S&P 500 Futures Positions to hedge the Fund's long equity exposure. The Fund's losses on a Short S&P 500 Futures Position could theoretically be unlimited as there is no limit as to how high the S&P 500 can appreciate in value. However, such losses would tend to be offset by the appreciation of the Fund's equity holdings. The use by the Fund of Short S&P 500 Futures Positions to hedge the Fund's long exposure and manage volatility within a target may not be successful.
  Additionally, the Long S&P 500 Futures Positions are not being held to hedge the value of the Fund's direct investments in equity securities and, as a result, these futures contracts may decline in value at the same time as the Fund's direct investments in equity securities. The Fund's managed volatility strategy also exposes shareholders to leverage risk and the risks of investing in derivative contracts.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in the Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in the Prospectus or the Fund's Statement of Additional Information (SAI), such as stock market, interest rate, credit, currency, liquidity and leverage risks.
  Leverage Risk. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Risk Related to Investing for Value. The Fund generally uses a "value" style of investing, so that the Fund's Share price may lag that of other funds using a different investment style.
  Mid-Cap Company Risk. The Fund may invest in mid-capitalization (or "mid-cap") companies. Mid-cap companies often have narrower markets, limited managerial and financial resources, more volatile performance and greater risk of failure, compared to larger, more established companies. These factors could increase the volatility of the Fund's portfolio, performance and Share price.
  Large-Cap Company Risk. The Fund may invest in large capitalization (or "large-cap") companies. In addition, large cap companies may have fewer opportunities to expand the market for their products or services, may focus their competitive efforts on maintaining or expanding their market share, and may be less capable of responding quickly to competitive challenges. These factors could result in the share price of large companies not keeping pace with the overall stock market or growth in the general economy, and could have a negative effect on the Fund's portfolio, performance and Share price.
  Liquidity Risk. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Trading opportunities are more limited for collateralized mortgage obligations that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Risk Associated with Noninvestment-Grade Securities. Securities rated below investment grade (also known as "junk bonds") may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.
  Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market.  Economic and financial  conditions may from time to time, and for varying periods of time, cause volatility, illiquidity, shareholder redemptions, political and/or other potentially adverse effects in the financial markets.  Among other investments, lower-grade bonds are sensitive to changes in the economy.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
  Risk of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Risk of Investing in Emerging Markets Countries. Securities issued or traded in emerging markets, including frontier markets, generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally-planned economies. These same risks exist and may be greater in frontier markets.
  Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities.
  Eurozone Related Risk. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund's investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
  Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchanged traded) that has the same investment objectives, strategies and policies. ETFs may also be subject to risks that do not apply to conventional funds, such as the market price of an ETF's shares may trade above or below their net asset value.
  Sector Risk. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole.
  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss of its assets.
  Technology Risk. The Co-Advisers use various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision-making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE: BAR CHART AND TABLE

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

History and Prior Performance of Related Fund

Because the Fund and Federated Managed Volatility Fund II (IFMVF) are both managed by the Co-Advisers, have similar investment objectives, and have substantially similar investment strategies and policies, historical performance information for IFMVF may be of interest to Fund investors and is presented below.

Prior to December 2, 2011, the name of IFMVF was "Federated Capital Income Fund II." Effective December 2, 2011, the name of the Fund officially changed to "Federated Managed Volatility Fund II." Simultaneously with the name change, IFMVF began to implement its current investment strategy, which is substantially similar to the investment strategy of the Fund.

Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for IFMVF to illustrate the effect of federal taxes on IFMVF's returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account and other tax-advantaged investment plans.

(For the Period Ended October 31, 2014)

	1 Year	3 Years	Year to Date
Return Before Taxes	11.30%	14.24%	6.67%
Return After Taxes on Distributions	7.30%	11.68%	2.88%
Return After Taxes on Distributions and Sale of Fund Shares	7.24%	10.32%	4.25%
Blended Index [1] (reflects no deduction for fees, expenses or taxes)	9.68%	11.74%	7.51%
Standard & Poor's 500 Index [2] (reflects no deduction for fees, expenses or taxes)	17.27%	19.77%	10.99%
Russell 1000® Value Index [1] (reflects no deduction for fees, expenses or taxes)	16.46%	20.42%	10.50%

1The Blended Index is comprised of 40% Russell 1000® Value Index/20% Barclays Emerging Markets Bond Index/20% Barclays U.S. Corporate High Yield 2% Issuer Capped Index/20% Barclays Mortgage-Backed Securities Index. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Russell 1000® Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The Barclays Emerging Market Bond Index tracks total returns for external-currency-denominated debt instruments of the emerging markets. The Barclays U.S. Corporate High Yield 2% Issuer Capped Index is an issuer-constrained version of the Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. The Barclays Mortgage-Backed Securities Index covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).

2The Standard and Poor's 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

With respect to the information contained in this table, please note the following:

  The performance history relates solely to IFMVF and should not be considered as an indication of the past or future performance of the Fund (or the future performance of IFMVF);
  The performance history of IFMVF is not a substitute for the performance history of the Fund;
  IFMVF has only been managed with its current investment strategy since December 2, 2011. This, as well as any differences in applicable charges and expenses, will contribute to differing performance between the two funds in any given period;
  The net fees and expenses of IFMVF are higher than the anticipated net fees and expenses of the IS class of the Fund; therefore, the performance of IFMVF is lower than it would be if it was adjusted to reflect the net fees and expenses applicable to the IS class of the Fund; and
  IFMVF shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Shares of IFMVF are not sold to the general public.
Mutual fund performance changes over time and may vary significantly from what is shown above. Investment return and principal value will fluctuate, so when Shares are redeemed they may be worth more or less than the original cost.
Federated Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fef_SupplementTextBlock	Federated Managed Volatility Fund (the "Fund")

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

The Fund's investment objective is to provide total return while managing the Fund's annualized volatility. This objective may be changed by the Fund's Trustees without shareholder approval.

RISK/RETURN SUMMARY: FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class C Shares (C) and Institutional Shares (IS) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes (e.g., A class) of Federated funds. More information about these and other discounts is available from your financial professional and in the "What Do Shares Cost?" section of the Prospectus on page 21.

Shareholder Fees (fees paid directly from your investment)	A	C	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that pay each year as a percentage of the value of your investment)
Management Fee	0.75%	0.75%	0.75%
Distribution (12b-1) Fee	0.00%[1]	0.75%	None
Other Expenses	0.84%	0.84%	0.59%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	1.62%	2.37%	1.37%
Fee Waivers and/or Expense Reimbursements[2]	0.57%	0.57%	0.57%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.05%	1.80%	0.80%

1The Fund has adopted a Distribution (12b-1) Plan for its Class A Shares pursuant to which the A class of the Fund may incur or charge a Distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the A class of the Fund. The A class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (the "Trustees").

2The Co-Advisers and their affiliates on their own initiative have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, expenses allocated from affiliated partnerships, extraordinary expenses, and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, C and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 1.02%, 1.77% and 0.77% (the "Fee Limit"), respectively, up to but not including the later of (the "Termination Date"): (a) January 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Co-Advisers and their affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$706	$1,033	$1,383	$2,366
Expenses assuming no redemption	$706	$1,033	$1,383	$2,366
C:
Expenses assuming redemption	$340	$739	$1,265	$2,706
Expenses assuming no redemption	$240	$739	$1,265	$2,706
IS:
Expenses assuming redemption	$139	$434	$750	$1,646
Expenses assuming no redemption	$139	$434	$750	$1,646

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund's performance.

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

The Fund pursues its investment objective by investing in both equity and fixed-income securities that have total return potential, and overlaying a managed volatility strategy, as described below.

The Fund's Co-Advisers are Federated Global Investment Management Corp. ("Fed Global"), Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA) (collectively, the "Co-Advisers" and, in certain contexts, "Adviser"). FEMCOPA is primarily responsible for managing the equity portion of the Fund's portfolio, including equity securities and related derivative contracts. FIMCO is primarily responsible for managing the fixed-income portion of the Fund's portfolio, including fixed income securities and related derivative contracts. Fed Global and FEMCOPA work collaboratively and are primarily responsible for implementing a managed volatility strategy that involves managing the Fund's use of futures contracts to adjust the Fund's expected volatility to a target annualized volatility. Fed Global and FEMCOPA also are primarily responsible for determining the allocation of the Fund's portfolio between equity, fixed income and other investments. Each Co-Adviser also may from time to time consult and work collaboratively with, or be informed by the decisions of or information from, one or both of the other Co-Advisers in connection with making certain investment decisions in regards to the Fund's investment strategies and portfolio, in addition to various compliance, operational and administrative matters. While the Co-Advisers may work collaboratively in connection with the management of the Fund's portfolio as described above, under certain circumstances, such as, for example, when certain personnel at another Co-Adviser are not available, a Co-Adviser may make decisions or otherwise act independently from the other Co-Advisers.

Regarding the Fund's equity portfolio, FEMCOPA's process for selecting equity investments seeks to identify mature, mid- to large-cap value companies and securities with high dividend yields that are likely to maintain and increase their dividends. FEMCOPA seeks to reduce the downside risk and volatility of the Fund's portfolio and to purchase undervalued stocks that may significantly increase in price as the market recognizes the company's true value.

Regarding the Fund's fixed-income portfolio, FIMCO selects fixed-income investments that offer high current yields. FIMCO expects that these fixed-income investments will primarily be investment-grade debt issues, domestic noninvestment-grade debt securities (also known as "junk bonds" or "high-yield bonds") and foreign investment-grade and noninvestment-grade fixed-income securities, including emerging market debt securities. FIMCO continuously analyzes a variety of economic and market indicators, consider the expected performance and risks unique to these categories of fixed-income investments, and attempt to strategically allocate among the categories to achieve strong income across changing business cycles. FIMCO does not target an average maturity or duration for the Fund's portfolio and may invest in bonds of any maturity range. The Fund may buy or sell foreign currencies or foreign currency forwards in lieu of or in addition to non-dollar denominated fixed-income securities in order to hedge or increase or decrease its exposure to foreign interest rate and/or currency markets.

Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association ("Ginnie Mae"). Finally, the Fund may invest in a few government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.

Regarding the Fund's managed volatility strategy, Fed Global and FEMCOPA will use Standard & Poor's 500 (S&P 500) futures contracts (a type of derivative) to target an annualized volatility level for the Fund of approximately 10%. To implement this target volatility management strategy, Fed Global and FEMCOPA will monitor the forecasted annualized volatility of returns of the entire Fund portfolio, placing a greater weight on recent historical data. It is expected that Fed Global and FEMCOPA will take action to manage the Fund's volatility when the forecasted annualized volatility of the Fund's entire portfolio falls outside of a lower (8%) or an upper (12%) band. The Fund's strategy of managing volatility to a target range seeks to reduce the expected volatility of the Fund's entire portfolio in high volatility environments and to increase the expected volatility of the Fund's entire portfolio in low volatility environments. Fed Global and FEMCOPA believe that the managed volatility strategy may lead to enhanced returns for investors while dampening large swings in the volatility of the Fund's entire portfolio over time. To implement the Fund's managed volatility strategy, Fed Global and FEMCOPA will buy S&P 500 futures contracts (the "Long S&P 500 Futures Positions") in order to seek to raise the Fund's expected volatility level and sell S&P 500 futures contracts (the "Short S&P 500 Futures Positions") to hedge the Fund's entire portfolio and lower the Fund's expected volatility level. Under normal market conditions, Fed Global and FEMCOPA will seek to manage the Fund's investments in S&P 500 futures contracts (or other broad-based equity futures) such that:

  The notional value of the Long S&P 500 Futures Positions generally will not exceed 60% of the Fund's net asset value at any given time; and
  The notional value of the Short S&P 500 Futures Positions generally will not exceed 40% of the Fund's net asset value at any given time.

Due to these limitations, market conditions, or other factors, the actual or realized volatility of the Fund for any particular period of time may be materially higher or lower than the target level. The volatility of the Fund is a statistical measurement of the frequency and level of changes in the Fund's returns without regard to the direction of those changes. Volatility may result from rapid and dramatic price swings. The Fund will use Short S&P 500 Futures Positions to hedge the Fund's exposure to long equity positions. The Fund may also use other equity futures or interest rate futures for hedging purposes, and may use derivative contracts and/or hybrid instruments to implement other elements of its investment strategy as more fully described in the Fund's prospectus or SAI.

Regarding the composition of the Fund's portfolio, under normal conditions, it is anticipated that approximately 40% of the Fund's assets will be invested directly into equity securities and 60% of the Fund's assets will be invested in fixed-income securities and other investments. Fed Global and FEMCOPA may vary this allocation by +/- 10% for each asset class depending upon its economic and market outlook, as well as a result of favorable investment opportunities. The managed volatility strategy described in the previous paragraph may cause the Fund's effective exposure to the equity asset class to be greater or less than the level of its direct investments in equity securities. In addition to the other risks of investing in the Fund, the managed volatility strategy will also expose the Fund to leverage risk and the risks of investing in derivative contracts.

When selecting investments for the Fund, the Fund can invest in securities directly or in other investment companies, including, for example, funds advised by the Co-Advisers or their affiliates, such as the Emerging Markets Fixed Income Core Fund, a portfolio of Federated Core Trust II L.P., Federated Mortgage Core Portfolio and/or Federated High Yield Bond Portfolio, each a portfolio of Federated Core Trust (each portfolio an "Underlying Fund," and together the "Underlying Funds"). At times the Fund's investment in an Underlying Fund or Underlying Funds may be a substantial portion of the Fund's portfolio.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate.

What are the Main Risks of Investing in the Fund?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risk. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time. Information publicly available about a company whether from the company's financial statements or other disclosures or from third parties, or information available to some but not all market participants, can affect the price of a company's shares in the market.
  Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise.
  Risk of Managed Volatility Strategy.. There can be no guarantee that the Fund will maintain its target annualized volatility. Furthermore, while the volatility management portion of the strategy seeks enhanced returns with more consistent volatility levels over time, attaining and maintaining the target volatility does not ensure that the Fund will deliver enhanced returns. The Fund's managed volatility strategy may expose the Fund to losses (some of which may be sudden) that it would not have otherwise been exposed if the Fund's investment program consisted only of holding securities directly. For example, the value of the Long S&P 500 Futures Positions (which generally will be up to 60% of the Fund's net asset value) may decline in value due to a decline in the level of the S&P 500, while the value of the Short S&P 500 Futures Position (which generally will be up to 40% of the Fund's net asset value) may decline in value due to an increase in the level of the S&P 500.
  The Fund will use Short S&P 500 Futures Positions to hedge the Fund's long equity exposure. The Fund's losses on a Short S&P 500 Futures Position could theoretically be unlimited as there is no limit as to how high the S&P 500 can appreciate in value. However, such losses would tend to be offset by the appreciation of the Fund's equity holdings. The use by the Fund of Short S&P 500 Futures Positions to hedge the Fund's long exposure and manage volatility within a target may not be successful.
  Additionally, the Long S&P 500 Futures Positions are not being held to hedge the value of the Fund's direct investments in equity securities and, as a result, these futures contracts may decline in value at the same time as the Fund's direct investments in equity securities. The Fund's managed volatility strategy also exposes shareholders to leverage risk and the risks of investing in derivative contracts.
  Risk of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in the Prospectus. Derivative contracts and hybrid instruments may also involve other risks described in the Prospectus or the Fund's Statement of Additional Information (SAI), such as stock market, interest rate, credit, currency, liquidity and leverage risks.
  Leverage Risk. Leverage risk is created when an investment, which includes, for example, an investment in a derivative contract, exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Risk Related to Investing for Value. The Fund generally uses a "value" style of investing, so that the Fund's Share price may lag that of other funds using a different investment style.
  Mid-Cap Company Risk. The Fund may invest in mid-capitalization (or "mid-cap") companies. Mid-cap companies often have narrower markets, limited managerial and financial resources, more volatile performance and greater risk of failure, compared to larger, more established companies. These factors could increase the volatility of the Fund's portfolio, performance and Share price.
  Large-Cap Company Risk. The Fund may invest in large capitalization (or "large-cap") companies. In addition, large cap companies may have fewer opportunities to expand the market for their products or services, may focus their competitive efforts on maintaining or expanding their market share, and may be less capable of responding quickly to competitive challenges. These factors could result in the share price of large companies not keeping pace with the overall stock market or growth in the general economy, and could have a negative effect on the Fund's portfolio, performance and Share price.
  Liquidity Risk. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Trading opportunities are more limited for collateralized mortgage obligations that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Risk Associated with Noninvestment-Grade Securities. Securities rated below investment grade (also known as "junk bonds") may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.
  Risk Related to the Economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market.  Economic and financial  conditions may from time to time, and for varying periods of time, cause volatility, illiquidity, shareholder redemptions, political and/or other potentially adverse effects in the financial markets.  Among other investments, lower-grade bonds are sensitive to changes in the economy.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
  Risk of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Risk of Investing in Emerging Markets Countries. Securities issued or traded in emerging markets, including frontier markets, generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally-planned economies. These same risks exist and may be greater in frontier markets.
  Risk of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience increased volatility with respect to the value of its Shares and its returns as a result of its exposure to foreign currencies through direct holding of such currencies or holding of non-U.S. dollar denominated securities.
  Eurozone Related Risk. A number of countries in the European Union (EU) have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund's investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries.
  Exchange-Traded Funds Risk. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchanged traded) that has the same investment objectives, strategies and policies. ETFs may also be subject to risks that do not apply to conventional funds, such as the market price of an ETF's shares may trade above or below their net asset value.
  Sector Risk. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole.
  Custodial Services and Related Investment Costs. Custodial services and other costs relating to investment in international securities markets generally are more expensive than in the United States. Such markets have settlement and clearance procedures that differ from those in the United States. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result in losses to the Fund due to a subsequent decline in value of the portfolio security. In addition, security settlement and clearance procedures in some emerging countries may not fully protect the Fund against loss of its assets.
  Technology Risk. The Co-Advisers use various technologies in managing the Fund, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision-making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

PERFORMANCE: BAR CHART AND TABLE

A performance bar chart and total return information for the Fund will be provided after the Fund has been in operation for a full calendar year. Updated performance information for the Fund is available under the "Products" section at FederatedInvestors.com or by calling 1-800-341-7400.

History and Prior Performance of Related Fund

Because the Fund and Federated Managed Volatility Fund II (IFMVF) are both managed by the Co-Advisers, have similar investment objectives, and have substantially similar investment strategies and policies, historical performance information for IFMVF may be of interest to Fund investors and is presented below.

Prior to December 2, 2011, the name of IFMVF was "Federated Capital Income Fund II." Effective December 2, 2011, the name of the Fund officially changed to "Federated Managed Volatility Fund II." Simultaneously with the name change, IFMVF began to implement its current investment strategy, which is substantially similar to the investment strategy of the Fund.

Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for IFMVF to illustrate the effect of federal taxes on IFMVF's returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account and other tax-advantaged investment plans.

(For the Period Ended October 31, 2014)

	1 Year	3 Years	Year to Date
Return Before Taxes	11.30%	14.24%	6.67%
Return After Taxes on Distributions	7.30%	11.68%	2.88%
Return After Taxes on Distributions and Sale of Fund Shares	7.24%	10.32%	4.25%
Blended Index [1] (reflects no deduction for fees, expenses or taxes)	9.68%	11.74%	7.51%
Standard & Poor's 500 Index [2] (reflects no deduction for fees, expenses or taxes)	17.27%	19.77%	10.99%
Russell 1000® Value Index [1] (reflects no deduction for fees, expenses or taxes)	16.46%	20.42%	10.50%

1The Blended Index is comprised of 40% Russell 1000® Value Index/20% Barclays Emerging Markets Bond Index/20% Barclays U.S. Corporate High Yield 2% Issuer Capped Index/20% Barclays Mortgage-Backed Securities Index. The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Russell 1000® Value Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. The Barclays Emerging Market Bond Index tracks total returns for external-currency-denominated debt instruments of the emerging markets. The Barclays U.S. Corporate High Yield 2% Issuer Capped Index is an issuer-constrained version of the Barclays U.S. Corporate High-Yield Index that measures the market of USD-denominated, noninvestment grade, fixed-rate, taxable corporate bonds. The index follows the same rules as the uncapped index but limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro-rata basis. The Barclays Mortgage-Backed Securities Index covers agency mortgage-backed pass-through securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC).

2The Standard and Poor's 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

With respect to the information contained in this table, please note the following:

  The performance history relates solely to IFMVF and should not be considered as an indication of the past or future performance of the Fund (or the future performance of IFMVF);
  The performance history of IFMVF is not a substitute for the performance history of the Fund;
  IFMVF has only been managed with its current investment strategy since December 2, 2011. This, as well as any differences in applicable charges and expenses, will contribute to differing performance between the two funds in any given period;
  The net fees and expenses of IFMVF are higher than the anticipated net fees and expenses of the IS class of the Fund; therefore, the performance of IFMVF is lower than it would be if it was adjusted to reflect the net fees and expenses applicable to the IS class of the Fund; and
  IFMVF shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. Shares of IFMVF are not sold to the general public.
Mutual fund performance changes over time and may vary significantly from what is shown above. Investment return and principal value will fluctuate, so when Shares are redeemed they may be worth more or less than the original cost.